Financial Risk Management (Tables)	6 Months Ended
Sep. 30, 2022
Financial Risk Management [Abstract]
Schedule of level in fair value hierarchy
	Fair value measurements using
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
As of March 31, 2022
Recurring fair value measurements:
Digital assets	-	8,438,027	-	8,438,027

Digital assets payables	-	-	6,200,109	6,200,109

As of September 30, 2022
Recurring fair value measurements:
Digital assets	-	44,505,633	-	44,505,633

Digital assets payables	-	-	37,873, 434	37,873, 434

Schedule of liabilities measured at fair value based on level 3
Digital assets payables
US$
As of April 1, 2021	-
Acquired during the period	8,735,145
Settlement by digital assets, for the period	(2,533,106)
Fair value gains recognized in profit or loss (recognized in “revenue - fair value change of proprietary trading digital assets”)	(1,930)
As of March 31, 2022	6,200,109
Acquired during the period	171,899,214
Settlement by digital assets, for the period	(145,494,892)
Fair value gains recognized in profit or loss (recognized in “revenue - fair value change of proprietary trading digital assets”)	5,269,003
As of September 30, 2022	37,873,434

Schedule of level 2 fair value measurements
		Significant observable input		Effect on fair
		As of September 30,	As of March 31,	value for increase of
Description	Valuation techniques and key inputs	2022	2022	inputs
Digital assets	The digital assets are quoted in unit of different cryptocurrencies. Price of the digital assets at level 2 fair value is referenced to quoted price of relevant cryptocurrencies.	Quoted price of different cryptocurrencies	Quoted price of BTC	Increase proportionately

Schedule of key unobservable inputs used in level 3 fair value measurements are mainly
		Significant	Range	Effect on fair value
	Valuation	unobservable	As of March 31,	for increase of
Description	techniques	inputs	2022	inputs

Digital assets payables	Binomial Option Pricing Model	Discount rate	-0.40% to 4.26%	Decrease
	Black-Scholes Pricing Model	Expected volatility	37.56%	Increase

		Significant	Range	Effect on fair value
	Valuation	unobservable	As of September 30,	for increase of
Description	techniques	inputs	2022	inputs

Digital assets payables	Black-Scholes Pricing Model	Expected volatility	59.03% to 61.08%	Increase